Debentures - Additional informaiton (Details) - Debentures R$ in Thousands	12 Months Ended
	Dec. 31, 2023 installments	Sep. 15, 2022 BRL (R$)	Feb. 23, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Number of installments | installments	4
Debentures
Notional amount | R$		R$ 250	R$ 335,500